Intangible Assets and Others, net (Schedule of Pre-tax Discount Rate and Terminal Value Growth Rate) (Details) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	10.80%	10.70%
Terminal value growth rate	(116.00%)	(0.10%)
Market share	28.10%
ARPU	₪ 50.5
Cash generating unit Cellular segment [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	9.10%
Terminal value growth rate	1.50%
Market share	30.00%
ARPU	₪ 52.5
Cash generating unit Fixed-line segment [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	9.20%
Terminal value growth rate	1.50%
Market share
ARPU